Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
In response to Item 402(x)(1) of Regulation
S-K,
the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of such awards.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/Sh)	GRANT DATE FAIR VALUE OF THE AWARD
PERCENTAGE CHANGE IN THE CLOSING
MARKET PRICE OF THE SECURITIES
UNDERLYING THE AWARD BETWEEN THE
TRADING DAY ENDING IMMEDIATELY PRIOR TO
THE DISCLOSURE OF MATERIAL NONPUBLIC
INFORMATION AND THE TRADING DAY
BEGINNING IMMEDIATELY FOLLOWING THE
DISCLOSURE OF MATERIAL NONPUBLIC
INFORMATION

Jessica Buss	3/31/2025	4,776,000	$2.50	$9,122,160	(58.2)%
Michelle Glasl	7/30/2025	117,647	$2.50	$178,182	(1.9)%
Matthew Sather	7/30/2025	114,379	$2.50	$173,233	(1.9)%

Jessica Buss [Member]
Awards Close in Time to MNPI Disclosures
Name			Jessica Buss
Underlying Securities			4,776,000
Exercise Price | $ / shares			$ 2.5
Fair Value as of Grant Date			$ 9,122,160
Underlying Security Market Price Change			(58.2)
Michelle Glasl [Member]
Awards Close in Time to MNPI Disclosures
Name		Michelle Glasl
Underlying Securities		117,647
Exercise Price | $ / shares		$ 2.5
Fair Value as of Grant Date		$ 178,182
Underlying Security Market Price Change		(1.9)
Matthew Sather [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew Sather
Underlying Securities		114,379
Exercise Price | $ / shares		$ 2.5
Fair Value as of Grant Date		$ 173,233
Underlying Security Market Price Change		(1.9)